DISCONTINUED OPERATIONS	24 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE C—DISCONTINUED OPERATIONS

Construction and Engineering Services Business

In December 2009, the Company announced its plan to sell its CES business, consisting of its Martell Electric and Ideal subsidiaries, in order to raise operating capital and focus on its core industrial services operations. On February 3, 2010, the Company completed the sale of 100 percent of the equity of Martell Electric and Ideal to the Company’s Chairman and former President and Chief Executive Officer, John A. Martell, and his wife, Bonnie M. Martell, for $3,500, consisting of $750 in cash and a $2,750 reduction in the amount owed under a previously issued $3,000 note held by Mr. Martell (the “Martell Note”). Under the sale agreement, the purchase price was subject to a working capital adjustment which the Company could satisfy either with cash or by increasing the outstanding principal amount of the Martell Note.

The sale agreement set forth a target working capital range of $2,900-$3,200 at closing. Immediately post-closing, the actual combined working capital for Martell Electric/Ideal was approximately $1,226. During the first half of 2010, the Company recorded working capital adjustments of $(1,654), choosing to satisfy the working capital adjustment by increasing the outstanding principal amount of the Martell Note. These adjustments brought the final sale price to $1,846, comprised of $527 for Ideal and $1,319 for Martell Electric, with the final sale proceeds consisting of a cash payment of $750 and a net reduction of $1,096 in amounts owed under the Martell Note. During the year ended December 31, 2010, the Company recognized a pretax gain on sale of $136 from the sale of its CES business, which was included in the Company’s Consolidated Statement of Operations within Loss from Discontinued Operations.

The following table provides revenue and pretax loss from the CES disposal group discontinued operations:

Year Ended December 31, 2010
Revenue from discontinued operations	$1,721
Pretax loss from discontinued operations, including gain on disposal	(171)
Pretax gain on disposal of discontinued operations	136

American Motive Power

In December 2009, the Company announced its plan to sell its domestic AMP subsidiary in order to focus on its core industrial services operations. On March 8, 2010, the Company completed the sale of 100 percent of the outstanding capital stock of AMP to LMC, an unrelated party, in exchange for the assumption of AMP liabilities.

The following table provides revenue and pretax loss from the AMP discontinued operations:

Year Ended December 31, 2010
Revenue from discontinued operations	$709
Pretax loss from discontinued operations, including gain on disposal	(241)
Pretax gain on disposal of discontinued operations	178